Income and expenses - Raw materials and energy consumption for production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Purchases of raw materials, supplies and goods	$ 793,014	$ 581,991	$ 366,532
Variation in stocks of finished goods, raw materials, supplies and goods	(163,430)	(74,361)	61,827
Others	625,637	676,171	405,188
Write-down of raw materials	12,342	0
Write-down of finished goods	17,523	1,095	1,939
Total cost	$ 1,285,086	$ 1,184,896	$ 835,486